Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Translation risk - Tabular disclosure (Details) - Translation risk [member] € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	€ 60,527
Net debt including derivatives	23,489
Net assets by currency	37,038
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	51,679
Net debt including derivatives	22,121
Net assets by currency	€ 29,558
Increase in euro interest rates (as a percent)	10.00%
Assets excluding net debt, appreciation	€ (804)
Net debt by currency including derivatives, appreciation	(124)
Net assets by currency, appreciation	€ (680)
Decrease in euro interest rates (as a percent)	10.00%
Assets excluding net debt, depreciation	€ 983
Net debt by currency including derivatives, depreciation	(152)
Net assets by currency, depreciation	831
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	165
Net debt including derivatives	(43)
Net assets by currency	209
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	(1,053)
Net debt including derivatives	(1,146)
Net assets by currency	93
Polish Zloty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	3,195
Net debt including derivatives	1,240
Net assets by currency	1,955
Egyptian Pound
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	933
Net debt including derivatives	174
Net assets by currency	758
Jordan, Dinars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	519
Net debt including derivatives	97
Net assets by currency	421
Morocco, Dirhams
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	948
Net debt including derivatives	442
Net assets by currency	506
Other currencies [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets excluding net debt	4,141
Net debt including derivatives	603
Net assets by currency	€ 3,538